Lease - Schedule of Future Minimum Lease Payments Under Non Cancellable Leases (Detail) $ in Thousands	Mar. 31, 2021 USD ($)
Operating Leases
2021 (excluding the three months ended March 31, 2021)	$ 1,031
2022	766
2023	763
2024	762
2025	762
Thereafter	1,803
Total future undiscounted minimum lease payments	5,887
Total future undiscounted minimum lease payments	5,887
Less: Imputed Interest	(1,181)
Present value of lease liabilities	4,706
Less: Current portion of operating lease obligation	(1,198)
Operating lease obligation, net of current portion	3,508
Finance Leases
2021 (excluding the three months ended March 31, 2021)	0
2022	0
2023	0
2024	0
2025	0
Thereafter	0
Total future undiscounted minimum lease payments	0
Less: Imputed Interest	0
Present value of lease liabilities	0
Less: Current portion of operating lease obligation	0
Operating lease obligation, net of current portion	$ 0